Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales	€ 39,865	€ 16,416	€ 3,593
Expenses	124	1,001
Amounts owed by related parties	5,235	9,333	1,407
Amounts due to related parties	124	1,004	8
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	36,442	12,589
Expenses	124	1,001
Amounts owed by related parties	3,619	7,383
Amounts due to related parties	124	1,001
Nars Miami LLCC [member]
Disclosure of transactions between related parties [line items]
Sales	646	776	742
Amounts owed by related parties	169	191	70
Natuzzi Design S.a.s. [member]
Disclosure of transactions between related parties [line items]
Sales	1,686	1,750	1,591
Amounts owed by related parties	1,013	1,338	930
Natuzzi Arredamenti S.r.l. [member]
Disclosure of transactions between related parties [line items]
Sales	842	1,010	946
Amounts owed by related parties	367	343	329
Natuzzi Sofa S.r.l. [member]
Disclosure of transactions between related parties [line items]
Sales	249	291	310
Amounts owed by related parties	€ 67	78	78
NA.FO. S.r.l. [member]
Disclosure of transactions between related parties [line items]
Sales			4
Amounts due to related parties		€ 3	€ 8